Equity-based compensation (Details 1)	7 Months Ended	12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Expected dividend yield			0.00%
Risk-free interest rate	2.90%	4.00%	1.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years
Expected volatility	35.00%	65.00%	48.20%